[Janus Capital Management Letterhead]

December 29, 2017

EDGAR Operations Branch

Securities and Exchange Commission (the “SEC”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No.22 and Amendment No. 23 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a)(1) of Regulation C under the 1933 Act. The Amendment relates to the following series: Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, The Organics ETF, Janus Velocity Tail Risk Hedged Large Cap ETF, Janus Velocity Volatility Hedged Large Cap ETF, Janus Henderson Short Duration Income ETF and Janus Henderson SG Global Quality Income ETF. The Registrant respectfully requests selective review of the Amendment.

As indicated on the facing page of the Amendment, the Amendment is scheduled to become effective on February 28, 2018.

Please do not hesitate to contact me at 303-394-6459 if you have any questions concerning the foregoing.

Very truly yours,

Kathryn L. Santoro

Vice President and Assistant General Counsel

cc:	Eric S. Purple, Esq.

Francine Hayes, Esq.